FINANCIAL AND CAPITAL RISK MANAGEMENT - Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS
Current financial assets	¥ 30,990,181	¥ 34,769,601
Non-current financial assets	2,674,366	961,993
Total financial assets	33,664,547	35,731,594
OTHER CURRENT LIABILITIES
Current financial liabilities	57,749,216	55,939,382
Non-current financial liabilities	59,257,632	70,555,799
Total financial liabilities		126,495,181
Financial liabilities at fair value through profit or loss
OTHER CURRENT LIABILITIES
Current financial liabilities	8,767	68,871
Interest-bearing loans and borrowings
OTHER CURRENT LIABILITIES
Current financial liabilities	27,859,353	27,665,370
Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT LIABILITIES
Current financial liabilities	7,344,765	9,616,725
Trade and notes payables
OTHER CURRENT LIABILITIES
Current financial liabilities	22,536,331	18,588,416
Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Total financial assets	880,864	660,867
OTHER CURRENT LIABILITIES
Non-current financial liabilities	660,867	880,864
Interest bearing loans and borrowings
OTHER CURRENT LIABILITIES
Non-current financial liabilities	58,596,765	69,674,935
Total financial liabilities	117,006,848
Financial assets at fair value through profit or loss-held for trading
OTHER CURRENT LIABILITIES
Current financial liabilities	8,767	68,871
Total financial liabilities		68,871
Financial assets at fair value through profit or loss-held for trading | Financial liabilities at fair value through profit or loss
OTHER CURRENT LIABILITIES
Current financial liabilities	8,767	68,871
Financial assets at fair value through profit or loss-held for trading | Interest bearing loans and borrowings
OTHER CURRENT LIABILITIES
Total financial liabilities	8,767
Financial liabilities at amortized cost
OTHER CURRENT LIABILITIES
Current financial liabilities	57,740,449	55,870,511
Non-current financial liabilities	59,257,632	70,555,799
Total financial liabilities		126,426,310
Financial liabilities at amortized cost | Interest-bearing loans and borrowings
OTHER CURRENT LIABILITIES
Current financial liabilities	27,859,353	27,665,370
Financial liabilities at amortized cost | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT LIABILITIES
Current financial liabilities	7,344,765	9,616,725
Financial liabilities at amortized cost | Trade and notes payables
OTHER CURRENT LIABILITIES
Current financial liabilities	22,536,331	18,588,416
Financial liabilities at amortized cost | Financial liabilities included in other non-current liabilities
OTHER CURRENT LIABILITIES
Non-current financial liabilities	660,867	880,864
Financial liabilities at amortized cost | Interest bearing loans and borrowings
OTHER CURRENT LIABILITIES
Non-current financial liabilities	58,596,765	69,674,935
Total financial liabilities	116,998,081
Trade receivables
OTHER CURRENT ASSETS
Current financial assets	5,055,178	4,043,972
Notes receivables [member]
OTHER CURRENT ASSETS
Current financial assets	1,767,625	4,075,479
Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	2,443,249	1,400,988
Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	16,816,684	19,683,619
Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets	4,907,445	5,565,543
Other financial assets measured at fair value
OTHER CURRENT ASSETS
Non-current financial assets	2,161,085	457,686
Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	513,281	504,307
Financial assets at amortized cost
OTHER CURRENT ASSETS
Current financial assets	29,633,701	31,901,724
Non-current financial assets	513,281	504,307
Total financial assets	30,146,982	32,406,031
Financial assets at amortized cost | Trade receivables
OTHER CURRENT ASSETS
Current financial assets	5,055,178	4,043,972
Financial assets at amortized cost | Notes receivables [member]
OTHER CURRENT ASSETS
Current financial assets	411,145	1,207,602
Financial assets at amortized cost | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	2,443,249	1,400,988
Financial assets at amortized cost | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	16,816,684	19,683,619
Financial assets at amortized cost | Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets	4,907,445	5,565,543
Financial assets at amortized cost | Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	513,281	504,307
Equity investments designated at fair value through other comprehensive income [member]
OTHER CURRENT ASSETS
Non-current financial assets	2,161,085	457,686
Total financial assets	2,161,085	457,686
Equity investments designated at fair value through other comprehensive income [member] | Other financial assets measured at fair value
OTHER CURRENT ASSETS
Non-current financial assets	2,161,085	457,686
Debt instrument at fair value through other comprehensive income
OTHER CURRENT ASSETS
Current financial assets	1,356,480	2,867,877
Total financial assets	1,356,480	2,867,877
Debt instrument at fair value through other comprehensive income | Notes receivables [member]
OTHER CURRENT ASSETS
Current financial assets	¥ 1,356,480	¥ 2,867,877